Business Segment and Geographical Information - Schedule of Distribution of Income from Operations by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Segment Reporting Information [Line Items]
Income from operations	$ 264,311	$ 243,744	$ 690,584	$ 591,873
Ireland
Segment Reporting Information [Line Items]
Income from operations	121,343	93,640	298,567	159,059
Rest of Europe
Segment Reporting Information [Line Items]
Income from operations	56,705	76,178	138,959	194,860
U.S.
Segment Reporting Information [Line Items]
Income from operations	70,013	63,356	213,846	177,145
Rest of World
Segment Reporting Information [Line Items]
Income from operations	$ 16,250	$ 10,570	$ 39,212	$ 60,809